UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05385

DWS Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  11/30

Date of reporting period: 02/28/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2011 (Unaudited)

 DWS Large Cap Value Fund
	Shares	Value ($)
Common Stocks 94.2%
Consumer Discretionary 7.8%
Distributors 2.1%
Genuine Parts Co. (a)	713,854	37,612,967
Diversified Consumer Services 1.7%
H&R Block, Inc. (a)	2,059,765	31,287,830
Hotels Restaurants & Leisure 1.5%
Carnival Corp. (Units)	624,008	26,626,421
Media 1.6%
News Corp. "A"	1,651,558	28,687,563
Specialty Retail 0.9%
Best Buy Co., Inc. (a)	510,703	16,465,065
Consumer Staples 11.0%
Beverages 1.2%
PepsiCo, Inc.	348,695	22,114,237
Food & Staples Retailing 2.8%
CVS Caremark Corp.	840,530	27,787,922
Kroger Co.	1,004,895	23,012,095

		50,800,017
Food Products 2.8%
General Mills, Inc.	419,334	15,574,065
Kellogg Co.	357,186	19,130,882
Mead Johnson Nutrition Co.	258,425	15,466,736

		50,171,683
Tobacco 4.2%
Altria Group, Inc.	1,446,451	36,696,462
Philip Morris International, Inc.	608,585	38,206,966

		74,903,428
Energy 13.6%
Energy Equipment & Services 3.2%
Noble Corp. (a)	759,968	33,978,169
Transocean Ltd.* (a)	280,138	23,708,079

		57,686,248
Oil, Gas & Consumable Fuels 10.4%
Canadian Natural Resources Ltd. (a)	559,130	28,124,239
Chevron Corp.	332,944	34,542,940
ConocoPhillips	312,427	24,328,690
Marathon Oil Corp.	795,355	39,449,608
Nexen, Inc. (a)	837,821	22,880,892
Suncor Energy, Inc. (a)	807,746	37,980,217

		187,306,586
Financials 12.8%
Diversified Financial Services 1.7%
JPMorgan Chase & Co.	633,385	29,572,746
Insurance 11.1%
Assurant, Inc.	632,199	25,686,245
Fidelity National Financial, Inc. "A"	1,234,041	17,091,468
HCC Insurance Holdings, Inc.	613,421	19,101,930
Lincoln National Corp.	1,119,533	35,511,587
MetLife, Inc.	419,504	19,867,709
PartnerRe Ltd.	423,952	33,619,394
Prudential Financial, Inc.	480,803	31,651,261
Transatlantic Holdings, Inc.	346,835	17,664,307

		200,193,901
Health Care 13.1%
Biotechnology 1.4%
Gilead Sciences, Inc.*	671,727	26,183,919
Health Care Equipment & Supplies 3.0%
Baxter International, Inc.	601,588	31,974,402
Becton, Dickinson & Co.	273,746	21,899,680

		53,874,082
Health Care Providers & Services 3.3%
McKesson Corp.	477,102	37,824,646
WellPoint, Inc.*	321,089	21,342,786

		59,167,432
Life Sciences Tools & Services 1.1%
Thermo Fisher Scientific, Inc.*	343,949	19,199,233
Pharmaceuticals 4.3%
Johnson & Johnson	273,846	16,825,098
Merck & Co., Inc.	903,751	29,435,170
Teva Pharmaceutical Industries Ltd. (ADR)	626,400	31,382,640

		77,642,908
Industrials 5.4%
Aerospace & Defense 3.9%
Northrop Grumman Corp. (a)	352,355	23,495,032
Raytheon Co. (a)	466,806	23,905,135
United Technologies Corp.	263,784	22,036,515

		69,436,682
Machinery 1.5%
Dover Corp. (a)	413,592	26,573,286
Information Technology 8.1%
Communications Equipment 2.1%
Brocade Communications Systems, Inc.*	2,060,907	13,127,978
Cisco Systems, Inc.*	1,325,524	24,601,725

		37,729,703
Computers & Peripherals 1.4%
Hewlett-Packard Co.	379,219	16,545,325
Lexmark International, Inc. "A"* (a)	220,000	8,256,600

		24,801,925
IT Services 1.2%
Automatic Data Processing, Inc.	418,012	20,900,600
Semiconductors & Semiconductor Equipment 1.7%
Intel Corp.	1,414,681	30,373,201
Software 1.7%
Microsoft Corp.	1,170,653	31,115,957
Materials 5.0%
Chemicals 3.3%
Air Products & Chemicals, Inc.	369,585	34,001,820
Praxair, Inc. (a)	255,638	25,405,304

		59,407,124
Containers & Packaging 1.7%
Sonoco Products Co.	852,006	30,740,377
Telecommunication Services 7.5%
Diversified Telecommunication Services 6.0%
AT&T, Inc.	1,339,138	38,004,737
BCE, Inc.	248,510	9,224,691
CenturyLink, Inc. (a)	1,056,527	43,507,782
Verizon Communications, Inc.	445,082	16,432,427

		107,169,637
Wireless Telecommunication Services 1.5%
Vodafone Group PLC (ADR)	965,214	27,624,425
Utilities 9.9%
Electric Utilities 8.1%
American Electric Power Co., Inc.	613,433	21,948,633
Duke Energy Corp. (a)	1,071,511	19,276,483
Entergy Corp.	290,468	20,681,322
Exelon Corp. (a)	503,335	21,019,269
FirstEnergy Corp. (a)	1,085,600	41,578,480
Southern Co.	544,144	20,737,328

		145,241,515
Multi-Utilities 1.8%
PG&E Corp.	724,784	33,383,551

Total Common Stocks (Cost $1,407,326,668)		1,693,994,249
Securities Lending Collateral 14.9%
Daily Assets Fund Institutional, 0.23% (b) (c) (Cost $268,456,620)	268,456,620	268,456,620
Cash Equivalents 5.0%
Central Cash Management Fund, 0.17% (b) (Cost $89,658,650)	89,658,650	89,658,650

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,765,441,938) †	114.1	2,052,109,519
Other Assets and Liabilities, Net	(14.1)	(253,453,986)

Net Assets	100.0	1,798,655,533

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,784,119,054.  At February 28, 2011, net unrealized appreciation for all securities based on tax cost was $267,990,465.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $330,395,352 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $62,404,887.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2011 amounted to $266,027,905 which is 14.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$1,693,994,249	$—	$—	$1,693,994,249
Short-Term Investments(d)	358,115,270	—	—	358,115,270
Total	$2,052,109,519	$—	$—	$2,052,109,519

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended February 28, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Large Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 18, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 18, 2011